Restricted assets	12 Months Ended
Dec. 31, 2020
Restricted Availability Assets [Abstract]
Restricted assets
45. Restricted assets
As of December 31, 2020 and 2019, the Group has the following restricted assets:

a)	The Entity used as security for loans agreed under the Global Credit Program for MSMEs granted by the Inter-American Development Bank (IDB):

	December 31, 2020	December 31, 2019
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2023	28,202	—
Treasury Bonds adjusted by CER in pesos maturing in 2024	64,500	—
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021	—	112,737
Treasury Bills in pesos maturing on July 31, 2020	—	147,032

	92,702	259,769

b)
Also, the Entity has accounts, deposits, repo transactions and trusts applied as guarantee for activities related to credit card transactions, with automated clearing houses, transactions settled at maturity, foreign currency futures, court proceedings and leases in the amount of 17,912,856 and 8,064,219 as of December 31, 2020 and 2019, respectively.